Lease liabilities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities.
Average term of lease agreements (in years)		7 years
Weighted average rate (%)		14.32%
Reconciliation of changes in lease liabilities
Opening balance		R$ 160,542	R$ 173,103
Additions for new lease agreements	[1]	12,002	25,513
Renegotiation		0	(12,439)
Cancelled contracts		(3,180)	(3,481)	R$ (3,429)
Renegotiation - COVID-19 impact		0	(448)
Interest		13,143	14,984
Payment of interest		(14,941)	(14,692)	(14,675)
Payment of principal		(27,003)	(21,998)	(12,835)
Closing balance		140,563	160,542	173,103
Current liabilities		23,151	26,636
Non-current liabilities		117,412	133,906
Total		R$ 140,563	160,542	R$ 173,103
Term of new sublease agreements (in months)		36 months
Minimum weighted average rate (%)		10.30%
Maximum weighted average rate (%)		10.90%
Short-term lease period (in months)		12 months
Fixed and variable lease payments, including those related to short-term contracts and to low-value assets
Fixed Payments		R$ 41,944	36,689
Payments related to short-term contracts and low value assets, variable price contracts		18,312	17,775
Total		R$ 60,256	R$ 54,464

[1]	Refers to new lease agreements which the Company has embedded part of its digital learning solutions. These lease agreements (digital learning) refer to lease terms of 36 months, with rates negotiated in the range of 10.3% p.a to 10.9% p.a.